Share Capital	3 Months Ended
Mar. 31, 2020
Text block [abstract]
Share Capital	Note 8—Share Capital The share capital of Ascendis Pharma A/S consists of 47,985,837 outst anding shares at a nominal value of DKK 1, all in the same share class.